Warrants (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days	30 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Trading Days	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days	30 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Trading Days	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period	30 days	30 days